Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012 Contract	Jun. 30, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Consecutive trading days	10 days
Change in fair value of conversion right	$ (1,000,000)
Currency exchange contracts	In order to mitigate the impact of fluctuations in exchange rates between the Canadian dollar and the U.S. dollar, the Company has entered into Canadian dollar / U.S. dollar exchange contracts which covers approximately 39% of the anticipated dividends and interest payable in Canadian dollars through June 30, 2013
Forward foreign exchange contracts	15
Forward Contracts liability	164,000
Unrealized re-measurement loss (gain) on 6.25% Convertible Debentures	(3,001,000)	580,000
Percentage of revenue and expenses incurred in Canadian currency	26.80%
Gain on translation	929,000	4,632,000
Dividend Income
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain on translation	800,000
Fixed Rate Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Fixed rate convertible debenture	130,400,000
Forward Contracts
Fair Value, Option, Quantitative Disclosures [Line Items]
Non cash loss	(1,800,000)
Forward Contracts liability	200,000
Fixed Rate Senior Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	85,000,000
Change in interest expense in cash flow	0.0100
Change in cash flows resulting from change in interest rates	500,000
Fixed Rate Senior Notes | Revolving Credit Facility
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	50,000,000
Fixed Rate Senior Notes | Secured Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	$ 35,000,000
Class B Series Two Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value measurements valuation techniques	The fair value of the Class B Series Two common share liability is based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation plus Cdn $3.847 (reflecting the equivalent value of the Subordinated Note component of the IPS)
Consecutive trading days	10 days
Class B Series Three Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value measurements valuation techniques	The fair value of the Class B Series Three common share liability is based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation .